Lease Liabilities (Summary of Lease Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest Rate On Lease Liabilities	2.90%
Current portion of lease liabilities	$ 286	$ 249
Lease liabilities - non-current	1,220	1,140
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Lease liabilities - non-current	$ 934	891
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	2.50%
Current portion of lease liabilities	$ 286	$ 249